UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21708

Name of Fund: Dow 30SM Premium & Dividend Income Fund Inc. (DPD)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Dow 30SM Premium & Dividend

            Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Dow 30SM Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Aerospace & Defense - 10.2%	Boeing Co.	117,650	$8,542,566
	United Technologies Corp.	117,650	8,660,217

			17,202,783
Beverages - 3.8%	The Coca-Cola Co.	117,650	6,470,750
Chemicals - 2.6%	E.I. du Pont de Nemours & Co.	117,650	4,381,286
Communications Equipment - 1.8%	Cisco Systems, Inc. (a)	117,650	3,062,429
Computers & Peripherals - 12.7%	Hewlett-Packard Co.	117,650	6,253,097
	International Business Machines Corp.	117,650	15,088,612

			21,341,709
Consumer Finance - 2.9%	American Express Co.	117,650	4,854,239
Diversified Financial Services - 4.4%	Bank of America Corp. (b)	117,650	2,100,053
	JPMorgan Chase & Co.	117,650	5,264,837

			7,364,890
Diversified Telecommunication	AT&T Inc.	117,650	3,040,076
Services - 4.0%	Verizon Communications, Inc.	117,650	3,649,503

			6,689,579
Food & Staples Retailing - 3.9%	Wal-Mart Stores, Inc.	117,650	6,541,340
Food Products - 2.1%	Kraft Foods, Inc.	117,650	3,557,736
Hotels, Restaurants & Leisure - 4.6%	McDonald’s Corp.	117,650	7,849,608
Household Products - 4.4%	The Procter & Gamble Co.	117,650	7,443,716
Industrial Conglomerates - 7.1%	3M Co.	117,650	9,832,011
	General Electric Co.	117,650	2,141,230

			11,973,241
Insurance - 3.7%	The Travelers Cos., Inc.	117,650	6,346,041
Machinery - 4.4%	Caterpillar, Inc.	117,650	7,394,302
Media - 2.4%	Walt Disney Co.	117,650	4,107,161
Metals & Mining - 1.0%	Alcoa, Inc.	117,650	1,675,336
Oil, Gas & Consumable Fuels - 10.0%	Chevron Corp.	117,650	8,921,399
	Exxon Mobil Corp.	117,650	7,880,197

			16,801,596
Pharmaceuticals - 8.4%	Johnson & Johnson	117,650	7,670,780
	Merck & Co., Inc.	117,650	4,394,228
	Pfizer, Inc.	117,650	2,017,698

			14,082,706
Semiconductors & Semiconductor	Intel Corp.	117,650	2,618,889
Equipment - 1.5%
Software - 2.0%	Microsoft Corp.	117,650	3,443,616
Specialty Retail - 2.3%	Home Depot, Inc.	117,650	3,805,978
	Total Common Stocks (Cost - $151,056,317) - 100.2%		169,008,931

Dow 30SM Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities	Maturity Date	Yield	Face Amount	Value
Time Deposits - 1.0%	State Street Bank & Trust Co.	4/01/10	0.01%	$1,619,474	$1,619,474
	Total Short-Term Securities (Cost - $1,619,474) - 1.0%				1,619,474
	Total Investments Before Options Written (Cost - $152,675,791*) - 101.2%				170,628,405
	Options Written			Number of Contracts
Call Options Written	3M Co., expiring May 2010 at USD 86.808, Broker Deutsche Bank AG			550	(36,102)
	AT&T Inc., expiring April 2010 at USD 27.346, Broker Deutsche Bank AG			550	(1,254)
	Alcoa, Inc., expiring April 2010 at USD 14.018, Broker JPMorgan Chase			550	(18,700)
	American Express Co., expiring April 2010 at USD 40.32, Broker UBS Warburg			550	(53,515)
	Boeing Co., expiring April 2010 at USD 64.777, Broker JPMorgan Chase			550	(430,650)
	Caterpillar, Inc., expiring April 2010 at USD 59.544, Broker JPMorgan Chase			550	(182,600)
	Cisco Systems, Inc., expiring April 2010 at USD 27.439, Broker HSBC Securities			550	(6,050)
	The Coca-Cola Co., expiring May 2010 at USD 56.52, Broker UBS Warburg			550	(25,630)
	E.I. du Pont de Nemours & Co., expiring April 2010 at USD 34.629, Broker JPMorgan Chase			550	(143,550)
	Exxon Mobil Corp., expiring April 2010 at USD 68.958, Broker Deutsche Bank AG			550	(23,854)
	General Electric Co., expiring April 2010 at USD 16.727, Broker BNP Paribas			550	(80,850)
	Hewlett-Packard Co., expiring May 2010 at USD 54.857, Broker Deutsche Bank AG			550	(28,952)
	Intel Corp., expiring May 2010 at USD 23.02, Broker Deutsche Bank AG			550	(20,724)
	International Business Machines Corp., expiring May 2010 at USD 132.63, Broker UBS Warburg			550	(49,445)
	JPMorgan Chase & Co., expiring May 2010 at USD 45.92, Broker UBS Warburg			550	(52,360)
	Johnson & Johnson, expiring May 2010 at USD 66.847, Broker Deutsche Bank AG			550	(16,505)
	Kraft Foods, Inc., expiring May 2010 at USD 31.42, Broker UBS Warburg			550	(12,870)
	McDonald’s Corp., expiring May 2010 at USD 69.26, Broker UBS Warburg			550	(18,975)

Dow 30SM Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Number of Contracts	Value
Merck & Co, Inc., expiring May 2010 at USD 38.79, Broker UBS Warburg	550	$(26,400)
Microsoft Corp., expiring April 2010 at USD 30.735, Broker Deutsche Bank AG	550	(12,160)
Pfizer, Inc., expiring April 2010 at USD 18.07, Broker UBS Warburg	550	(5,445)
The Procter & Gamble Co., expiring April 2010 at USD 66.466, Broker JPMorgan Chase	550	(3,300)
The Travelers Cos., Inc., expiring April 2010 at USD 55.52, Broker UBS Warburg	550	(24,750)
United Technologies Corp., expiring April 2010 at USD 75.28, Broker UBS Warburg	550	(46,200)
Verizon Communications, Inc., expiring April 2010 at USD 31.909, Broker Deutsche Bank AG	550	(7,794)
Wal-Mart Stores, Inc., expiring April 2010 at USD 57.567, Broker JPMorgan Chase	550	(13,750)
Walt Disney Co., expiring April 2010 at USD 31.951, Broker JPMorgan Chase	550	(162,800)
Total Options Written (Premiums Received - $911,977) - (0.9%)		(1,505,185)
Total Investments, Net of Options Written (Cost - $151,763,814) - 100.3%		169,123,220
Liabilities in Excess of Other Assets - (0.3)%		(487,627)

Net Assets - 100.0%		$168,635,593

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$152,676,078

Gross unrealized appreciation	$30,723,118
Gross unrealized depreciation	(12,770,791)

Net unrealized appreciation	$17,952,327

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Gain	Income
Bank of America Corp.	-	-	-	$1,177

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

Dow 30SM Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments[1]
	Assets	Liabilities[1]
Level 1[2]	$169,008,931	-
Level 2	1,619,474	$(1,505,185)
Level 3	-	-
Total	$170,628,405	$(1,505,185)

1 Other financial instruments are options.

2 See above Schedule of Investments for values in each industry.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30SM Premium & Dividend Income Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of Dow 30SM Premium & Dividend Income Fund Inc.

Date: May 13, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of Dow 30SM Premium & Dividend Income Fund Inc.

Date: May 13, 2010

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of Dow 30SM Premium & Dividend Income Fund Inc.

Date: May 13, 2010